Income Tax Expense - Reconciliation of Tax on Profit Before Taxation and the Tax using the Corporate Income Tax Rate in the PRC Applicable to the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	¥ 56,073	¥ 103,214	¥ 116,770	[1]
Tax calculated at a tax rate of 25%	14,018	25,804	29,193
Tax return true-up	256	691	554
Effect of income taxes from international operations different from taxes at the PRC statutory tax rate	1,522	6,112	4,414
Effect of preferential tax rate	(1,312)	(5,529)	(3,855)
Tax effect of income not subject to tax	(3,612)	(3,767)	(3,278)
Tax effect of expenses not deductible for tax purposes	5,455	4,479	8,278
Tax effect of temporary differences and losses unrecognized as deferred tax assets	6,261	8,409	7,484
Income tax expense	¥ 22,588	¥ 36,199	¥ 42,790	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).